Supplement	12 Months Ended
Sep. 30, 2010
Participant | Vanguard Strategic Equity Fund
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(r)

Vanguard Strategic Equity Fund

Supplement to the Prospectus Dated January 26, 2011

Prospectus Text Changes

The text and table under the heading 'Fees And Expenses' are replaced with the following:

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Sales Charge (Load) Imposed on Reinvested Dividends

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.27%

12b-1 Distribution Fee None

Other Expenses 0.03%

Acquired Fund Fees and Expenses 0.01%

Total Annual Fund Operating Expenses 0.31%

In the same section, the table under the 'Example' heading is replaced with the following:

1 Year -  $32 3 Years -  $100 5years -  $174 10 Years -  $393

Participant | Vanguard Strategic Small-Cap Equity Fund
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(r)

Vanguard Strategic Small-Cap Equity Fund

Supplement to the Prospectus Dated January 26, 2011

Prospectus Text Changes

The text and table under the heading 'Fees And Expenses' are replaced with the following:

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Sales Charge (Load) Imposed on Reinvested Dividends

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.37%

12b-1 Distribution Fee None

Othher Expenses 0.06%

Acquired Fund Fees and Expenses 0.05%

Total Annual Fund Operating Expenses 0.48%

In the same section, the table under the 'Example' heading is replaced with the following:

1 Year -  $49 3 Years -  $154 5years -  $269 10 Years -  $604.

Retail | Vanguard Strategic Equity Fund
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(r)

Vanguard Strategic Equity Fund

Supplement to the Prospectus Dated January 26, 2011

Prospectus Text Changes

The text and table under the heading 'Fees And Expenses' are replaced with the following:

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Sales Charge (Load) Imposed on Reinvested Dividends

Redemption Fee None

Account Service Fee (for fund account balances below  $10,000)  $20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.27%

12b-1 Distribution Fee None

Other Expenses 0.03%

Acquired Fund Fees and Expenses 0.01%

Total Annual Fund Operating Expenses 0.31%

In the same section, the table under the 'Example' heading is replaced with the following:

1 Year -  $32 3 Years -  $100 5years -  $174 10 Years -  $393

Retail | Vanguard Strategic Small-Cap Equity Fund
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(r)

Vanguard Strategic Small-Cap Equity Fund

Supplement to the Prospectus Dated January 26, 2011

Prospectus Text Changes

The text and table under the heading 'Fees And Expenses' are replaced with the following:

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Sales Charge (Load) Imposed on Reinvested Dividends

Redemption Fee None

Account Service Fee (for fund account balances below  $10,000)  $20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.37%

12b-1 Distribution Fee None

Othher Expenses 0.06%

Acquired Fund Fees and Expenses 0.05%

Total Annual Fund Operating Expenses 0.48%

In the same section, the table under the 'Example' heading is replaced with the following:

1 Year -  $49 3 Years -  $154 5years -  $269 10 Years -  $604.

Retail | Vanguard Strategic Equity Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Strategic Equity Fund Retail) Vanguard Strategic Equity Fund (USD $)	Vanguard Strategic Equity Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Strategic Equity Fund Retail) Vanguard Strategic Equity Fund	Vanguard Strategic Equity Fund - Investor Shares
Management Expenses	0.27%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.31%

Expense Example, No Redemption (Vanguard Strategic Equity Fund Retail) Vanguard Strategic Equity Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Strategic Equity Fund - Investor Shares	32	100	174	393

Participant | Vanguard Strategic Equity Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Strategic Equity Fund Participant) Vanguard Strategic Equity Fund	Vanguard Strategic Equity Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Strategic Equity Fund Participant) Vanguard Strategic Equity Fund	Vanguard Strategic Equity Fund - Investor Shares
Management Expenses	0.27%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.31%

Expense Example, No Redemption (Vanguard Strategic Equity Fund Participant) Vanguard Strategic Equity Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Strategic Equity Fund - Investor Shares	32	100	174	393

Retail | Vanguard Strategic Small-Cap Equity Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Strategic Small-Cap Equity Fund Retail) Vanguard Strategic Small-Cap Equity Fund (USD $)	Vanguard Strategic Small-Cap Equity Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Strategic Small-Cap Equity Fund Retail) Vanguard Strategic Small-Cap Equity Fund	Vanguard Strategic Small-Cap Equity Fund - Investor Shares
Management Expenses	0.37%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	0.48%

Expense Example, No Redemption (Vanguard Strategic Small-Cap Equity Fund Retail) Vanguard Strategic Small-Cap Equity Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Strategic Small-Cap Equity Fund - Investor Shares	49	154	269	604

Participant | Vanguard Strategic Small-Cap Equity Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Strategic Small-Cap Equity Fund Participant) Vanguard Strategic Small-Cap Equity Fund	Vanguard Strategic Small-Cap Equity Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Strategic Small-Cap Equity Fund Participant) Vanguard Strategic Small-Cap Equity Fund	Vanguard Strategic Small-Cap Equity Fund - Investor Shares
Management Expenses	0.37%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	0.48%

Expense Example, No Redemption (Vanguard Strategic Small-Cap Equity Fund Participant) Vanguard Strategic Small-Cap Equity Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Strategic Small-Cap Equity Fund - Investor Shares	49	154	269	604

Shareholder Fees (USD $)	12 Months Ended
Sep. 30, 2010
Vanguard Strategic Equity Fund | Vanguard Strategic Equity Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20
Vanguard Strategic Small-Cap Equity Fund | Vanguard Strategic Small-Cap Equity Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20

Annual Fund Operating Expenses	12 Months Ended
Sep. 30, 2010
Vanguard Strategic Equity Fund | Vanguard Strategic Equity Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.27%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.31%
Vanguard Strategic Small-Cap Equity Fund | Vanguard Strategic Small-Cap Equity Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.37%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	0.48%

Expense Example, No Redemption (USD $)	12 Months Ended
Sep. 30, 2010
Vanguard Strategic Equity Fund | Vanguard Strategic Equity Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 32
3 YEAR	100
5 YEAR	174
10 YEAR	393
Vanguard Strategic Small-Cap Equity Fund | Vanguard Strategic Small-Cap Equity Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	49
3 YEAR	154
5 YEAR	269
10 YEAR	$ 604

Average Annual Total Returns	12 Months Ended
Sep. 30, 2010
Vanguard Strategic Equity Fund | Vanguard Strategic Equity Fund - Investor Shares | Russell 2800 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	25.79%
Five Years	4.60%
Ten Years	6.47%
Vanguard Strategic Small-Cap Equity Fund | Vanguard Strategic Small-Cap Equity Fund - Investor Shares | MSCI US Small Cap 1750 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.82%
Since Inception	3.16%
Vanguard Strategic Equity Fund | Vanguard Strategic Equity Fund - Investor Shares | MSCI US Small + Mid Cap 2200 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	26.55%
Five Years	4.81%
Ten Years	6.72%
Vanguard Strategic Equity Fund | Vanguard Strategic Equity Fund - Investor Shares | Spliced Small and Mid Cap Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	26.55%
Five Years	4.81%
Ten Years	6.72%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	Vanguard Horizon Funds
Central Index Key	dei_EntityCentralIndexKey	0000932471
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 17, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 26, 2011
Vanguard Strategic Equity Fund | Vanguard Strategic Equity Fund - Investor Shares | Russell 2800 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.79%
Five Years	rr_AverageAnnualReturnYear05	4.60%
Ten Years	rr_AverageAnnualReturnYear10	6.47%
Vanguard Strategic Small-Cap Equity Fund | Vanguard Strategic Small-Cap Equity Fund - Investor Shares | MSCI US Small Cap 1750 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	27.82%
Since Inception	rr_AverageAnnualReturnSinceInception	3.16%
Vanguard Strategic Equity Fund | Vanguard Strategic Equity Fund - Investor Shares | MSCI US Small + Mid Cap 2200 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.55%
Five Years	rr_AverageAnnualReturnYear05	4.81%
Ten Years	rr_AverageAnnualReturnYear10	6.72%
Vanguard Strategic Equity Fund | Vanguard Strategic Equity Fund - Investor Shares | Spliced Small and Mid Cap Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.55%
Five Years	rr_AverageAnnualReturnYear05	4.81%
Ten Years	rr_AverageAnnualReturnYear10	6.72%
Participant | Vanguard Strategic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2011
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Retail | Vanguard Strategic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2011
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Vanguard Strategic Equity Fund | Vanguard Strategic Equity Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.27%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.31%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	32
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	100
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	174
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	393
Participant | Vanguard Strategic Small-Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2011
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Retail | Vanguard Strategic Small-Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2011
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Vanguard Strategic Small-Cap Equity Fund | Vanguard Strategic Small-Cap Equity Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.37%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.48%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	49
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	154
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	269
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	604